Restricted Net Assets - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable, Net
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 472,833,000	¥ 407,500,000
Restricted share capital of PRC subsidiaries	2,323,106	¥ 2,534,945
Restricted net assets	¥ 2,826,642,000